Changes in accounting policies (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Disclosure Of Reconcilation Of Operating Lease Commitments Explanatory
The following table reconciles the operating lease commitments as at October 31, 2019 disclosed under IAS 17 to the opening lease liabilities as at the initial date of application, November 1, 2019:

$ millions
Operating lease commitments as at October 31, 2019	$5,547
Less: Operating and tax expenses related to the lease commitments	(2,477)
Less: Impact of future lease commitments not yet commenced (1)	(1,434)
Adjustments as a result of renewal and termination assumptions	306
Impact of discounting	(230)
Lease liability recognized as at November 1, 2019	$1,712
(1)	Mainly related to CIBC Square lease commitments that are expected to commence in the fourth quarter of 2020.